BANK BORROWINGS (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 856	$ 2,013
Non-current	1,026
Total	$ 1,882	$ 2,013